Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Short Duration Fund))	0 Months Ended
	Nov. 28, 2011
Class A
Operating Expenses:
Management Fees	0.30%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	1.01%
Total Annual Fund Operating Expenses	1.56%
Fee Waiver and Expense Reimbursements	(0.95%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	0.61%	[1]
Class Y
Operating Expenses:
Management Fees	0.30%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	1.28%
Total Annual Fund Operating Expenses	1.58%
Fee Waiver and Expense Reimbursements	(1.33%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	0.25%	[1]

[1]	The Manager has voluntarily agreed to limit the total annual expenses for Class A shares to 0.65% and for Class Y shares to 0.25% of average daily net assets, and to waive a portion of the advisory fee on Class A shares to the same extent that it waives any of the advisory fee on Class Y shares. Prior to July 6, 2011, this limit was 0.40% for Class Y shares. The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average net assets per class. Those undertakings may not be amended or withdrawn until one year from the date of this prospectus. Class A shares were not offered to shareholders as of the Fund's fiscal year end, therefore the Fund did not pay 12b-1 fees. Expenses have been restated to reflect the maximum 12b-1 fee that can be assessed on Class A shares in the current year.